COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 13: COMMITMENTS AND CONTINGENCIES

Commitments

On January 5, 2022, Funan Modern Recycling Agriculture Investment Co., Ltd. (FMRA) signed an agreement with AUFP to fund AUFP $18.09 million (RMB 115 million) on the expansion of composting facilities including 6 bunkers and 22 tunnels. According to the agreement, AUFP transfers the land use right of 46,393 square meters which the composting facilities will be constructed on to FMRA and starts to pay rent for 10 years after AUFP uses the facilities. Once rents in 10 years are paid off, FMRA transfers the land use right and deed of composting facilities to AUFP. All the costs related to the transfer of land use right are paid by FMRA. The facilities were in construction at the end of June 30, 2023.

Legal contingencies

The Company is involved in a couple of legal proceedings. Management has identified certain legal matters where we believe an unfavorable outcome is resealable estimated. Management believes that the total liabilities of the Company that may arise as a result of currently pending proceedings will not have a material adverse effect on the Company taken as a whole.

On November 10, 2022, Funan Yuanlangju Construction Co., Ltd. filed a lawsuit against AUFP for $60,147. The plaintiff sold construction materials to AUFP. AUFP had a dispute with the plaintiff over the amount of the sale. AUFP paid $50,740 settled the lawsuit in July, 2023.

On December 2, 2022, Liu Pengpeng filed a lawsuit against AUFP for $66,066. Liu Pengpeng signed a contract with AUFP on installation work and drainage construction. Liu Pengpeng breached the contract and failed to complete the construction work on time which caused a loss to AUFP who filed counterclaim. On July 7, 2023, the two parties reached a settlement by withdrawing the lawsuit.

NOTE 12: COMMITMENTS AND CONTINGENCIES

Commitments

On January 5, 2022, AUFP entered into construction agreement with Funan Modern Recycling Agriculture Investment Co., Ltd. (“FMRA”) to expand the composting facilities, including 6 bunkers and 22 tunnels. According to the agreement, the construction cost of the facilities is estimated to $18.09 million (RMB115 million). AUFP will pay rent to FMRA for using the facilities for the five years after completion of construction; and the annual rent is 4.32% of total construction cost. Starting at the 6th year, AUFP will pay FMRA 20% of total construction cost per year till the construction cost is paid off. Additionally, AUFP is commited to transfer the land use right of 46,393 square meters where the composting facilities will be constructed upon to FMRA for facilities construction. Once the construction costs are paid off by AUFP, FMRA transfers the land use right and title of composting facilities to AUFP. All the costs related to the transfer of land use right are paid by FMRA. The facilities were in construction at the end of December 31, 2022 and the expected completion is December 2023.

Legal contingencies

The Company is involved in a couple of legal proceedings. Management has identified certain legal mattes where we believe an unfavorable outcome is resealable estimated. Management believes that the total liabilities of the Company that may arise as a result of currently pending proceedings will not have a material adverse effect on the Company taken as a whole. (Refer to NOTE 16)

On November 10, 2022, Funan Yuanlangju Construction Co., Ltd. filed a lawsuit against AUFP for $60,147. The plaintiff sold construction materials to AUFP. AUFP had a dispute with the plaintiff over the amount of the sale. On July 7, 2023, the two parties reached a settlement that AUFP would pay the plaintiff $50,740. AUFP paid the plaintiff $50,740 in July, 2023.

On December 2, 2022, Liu Pengpeng filed a lawsuit against AUFP for $66,066. Liu Pengpeng signed a contract with AUFP on installation work and drainage construction. Liu Pengpeng breached the contract and failed to complete the construction work on time which caused a loss to AUFP who filed counterclaim. On July 7, 2023, the two parties reached a settlement by withdrawing the lawsuit.

On September 3, 2021, Anhui Daquan Construction Company (“Daquan”) filed a lawsuit against Funan Zhihua Mushroom Co., Ltd. (a merged company, “Zhihua”) on unpaid contractual price of $48,744. Zhihua has a dispute on floor quality which Daquan constructed did not meet the requirements specified in the contract and filed a lawsuit for $26,095 of damage. AUM acquired Zhihua on December 31, 2022. (Refer to NOTE 11) On June 6, 2023, Daquan paid $26,095 to AUM to settle the lawsuit.